FT Vest Gold Strategy Target Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest Gold Strategy Target Income ETF | FT Vest Gold Strategy Target Income ETF
Prospectus [Line Items]
Annual Return [Percent]	47.39%	18.80%	10.95%	(3.26%)